Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - Leafly Holdings, Inc.[Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets [Line Items]
Prepaid expenses	$ 1,238	$ 734	$ 1,068
Other current assets	2,247	552	502
Total assets	$ 3,485	$ 1,286	$ 1,570